Debt (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Notes Payable
The Company’s notes payable balance as of December 31, 2017 was zero as the balance had been paid in full. As of December 31, 2016 the notes payable balance consisted of the following (in thousands):

December 31, 2016
Notes payable, principal	$6,392
Add: accretion of final payment fee	378
Less: unamortized debt discount	(120)
Total notes payable	6,650